Summary of Significant Accounting Policies - Research and Development Costs and Advertising (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development Costs
Research and development costs	$ 2,426	$ 2,773	$ 5,592	$ 5,246
Advertising
Advertising costs	$ 440	$ 230	$ 448	$ 1,550